CONVERTIBLE DEBENTURES (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands			6 Months Ended					12 Months Ended
	Jul. 30, 2020 USD ($) shares	Jul. 30, 2020 CAD ($) shares	Jun. 30, 2022 USD ($)		Jun. 30, 2022 CAD ($) $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2021 CAD ($)	Jul. 30, 2020 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Convertible debentures, interest payable settled with shares			$ 694	[1]	$ 888			$ 1,433	[1]	$ 1,791
Interest expense on debt instruments issued			1,942		2,471			3,427		4,294
Secured Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of bonds, notes and debentures | $		$ 17,910
[custom:BorrowingsTerm]	36 months	36 months
Debt conversion price											$ 5.30
Borrowings, interest rate	5.75%										5.75%
[custom:BorrowingsEffectiveInterestRate-0]	10.00%										10.00%
Warrants issued to purchase common stock | shares	1,006,542										1,006,542
Warrant exercise price per share											$ 5.75
Fair value of Excellon warrants issued.	$ 12,800	$ 17,100
Transaction costs	572	$ 768
Debt fair value	6,298										$ 8,459
Residual portion of convertible option	4,751										6,382
Deferred tax recovery	$ 1,713										$ 2,301
Convertible debentures, interest payable settled with shares			694		888	$ 727	$ 888	$ 706		$ 903
Interest expense on debt instruments issued			$ 1,942		$ 2,471
Secured Convertible Debentures [Member] | Broker Warrant [Member]
IfrsStatementLineItems [Line Items]
Warrants granted | shares	136,887	136,887
Warrant expiration date	Jul. 30, 2023	Jul. 30, 2023
Secured Convertible Debentures [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Debt conversion price					$ 12.50

[1]	The Company elected to pay the June 30, 2021, December 31, 2021, and June 30, 2022 interest payments on the Debentures (Note 7) in common shares valued at C$888 ($727), C$903 ($706), and C$888 ($694), respectively.